Document and Entity Information	Aug. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001304492
Document Type	8-K
Document Period End Date	Aug. 10, 2022
Entity Registrant Name	Anterix Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36827
Entity Tax Identification Number	33-0745043
Entity Address, Address Line One	3 Garret Mountain
Entity Address, Address Line Two	Plaza
Entity Address, Address Line Three	Suite 401
Entity Address, City or Town	Woodland Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07424
City Area Code	(973)
Local Phone Number	771-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ATEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false